Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ (302,581)	$ 221,507	$ 282,489
Foreign	29,244	25,343	22,249
Income (loss) before income taxes	$ (273,337)	$ 246,850	$ 304,738